Share Capital - Summary of Options are Granted to Directors, Officers, Employees and Consultants (Detail)	12 Months Ended
Dec. 31, 2019 shares
May 29, 2019, options granted to a Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	May 29, 2019, options granted to a Director
Number of Options	253,000
Vesting Conditions	Options vest over a specified vesting period not exceeding 4 years
Contractual life of Options	7 years
June 28, 2019, options granted to an Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	June 28, 2019, options granted to an Employee
Number of Options	10,000
Vesting Conditions	Options vest as to 1/3 of the total number of Options granted, every year from Grant Date
Contractual life of Options	7 years
July 18, 2019, options granted to a Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	July 18, 2019, options granted to a Director
Number of Options	25,719
Vesting Conditions	Options vest immediately
Contractual life of Options	7 years
July 19, 2019, options granted to an Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	July 19, 2019, options granted to an Employee
Number of Options	467,255
Vesting Conditions	Options vest as to 1/4 of the total number of Options granted, every year from Grant Date
Contractual life of Options	7 years
July 19, 2019, options granted to a Consultant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	July 19, 2019, options granted to a Consultant
Number of Options	2,165
Vesting Conditions	Options vest as to 1/3 of the total number of Options granted, every year from Grant Date
Contractual life of Options	7 years
July 19, 2019, options granted to a Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	July 19, 2019, options granted to a Director
Number of Options	41,273
Vesting Conditions	Options vest immediately
Contractual life of Options	7 years
September 9, 2019, options granted to a Consultant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	September 9, 2019, options granted to a Consultant
Number of Options	40,000
Vesting Conditions	Options vest over a 15-month vesting schedule subject to achieving certain milestones.
Contractual life of Options	2.5 years
February 14, 2019, options granted to a Consultant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	February 14, 2019, options granted to a Consultant
Number of Options	40,000
Vesting Conditions	Options may vest over a 15-month vesting schedule